Expense Example - FidelityZEROInternationalTotalMarketIndexFunds-ComboPRO - FidelityZEROInternationalTotalMarketIndexFunds-ComboPRO - Fidelity ZERO Total Market Index Fund - Fidelity ZERO Total Market Index Fund
Dec. 30, 2023 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none